Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Revenue:
Total revenue	$ 313,404	$ 312,062	$ 474,042
Cost of revenue:
Amortization of acquired technology	0	619	682
Total cost of revenue	98,000	119,935	132,399
Gross profit	215,404	192,127	341,643
Operating expenses:
Research and development, net	107,283	140,324	143,360
Selling, general and administrative	125,784	154,347	185,867
Amortization of other acquired intangible assets	391	779	1,455
Total operating expenses	233,458	295,450	330,682
Operating (loss) income	(18,054)	(103,323)	10,961
Other income (expenses), net:
Interest income	1,896	774	177
Interest expense	(16)	(1,597)	(196)
Other income (expenses), net	2,915	7,151	(2,681)
Total other income (expenses), net	4,795	6,328	(2,700)
(Loss) income before provision for income taxes	(13,259)	(96,995)	8,261
(Benefit) provision for income taxes	(1,614)	12,956	18,517
Net loss	(11,645)	(109,951)	(10,256)
Net income attributable to noncontrolling interest	3,925	4,181	4,634
Net loss attributable to Cognyte Software Ltd.	$ (15,570)	$ (114,132)	$ (14,890)
Net loss per share attributable to Cognyte Software Ltd.:
Basic (in dollars per share)	$ (0.22)	$ (1.68)	$ (0.22)
Diluted (in dollars per share)	$ (0.22)	$ (1.68)	$ (0.22)
Weighted-average shares outstanding:
Basic (in shares)	70,081	67,924	66,570
Diluted (in shares)	70,081	67,924	66,570
Software
Revenue:
Total revenue	$ 113,541	$ 98,288	$ 209,988
Cost of revenue:
Cost of revenue	18,919	19,975	28,955
Software service
Revenue:
Total revenue	165,027	175,690	201,563
Cost of revenue:
Cost of revenue	43,305	48,400	46,413
Professional service and other
Revenue:
Total revenue	34,836	38,084	62,491
Cost of revenue:
Cost of revenue	$ 35,776	$ 50,941	$ 56,349